Basis of Presentation and Summary of Significant Accounting Policies (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organizational and offering costs incurred including those due to the Advisor
Cumulative offering costs- Private and Public Offerings	$ 130,524,000	$ 53,914,695	$ 16,153,585
Cumulative organizational costs- Private and Public Offerings	811,000	552,442	396,484
Organizational and offering costs advanced by and due to the Advisor (1)	$ 0	$ 279,570	$ 137,425